SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2024
SEGMENT INFORMATION
Revenue Segment
	For the Three Months Ended September 30,
	2024	%	2023	%	% Change
Revenue:
Subscription software and services	$2,646,703	95%	$1,837,030	92%	44%

Professional services and other	141,296	5%	167,823	8%	(16)%

Total revenue	$2,787,999	100%	$2,004,853	100%	39%

	For the Nine Months Ended September 30,
	2024	%	2023	%	% Change
Revenue:
Subscription software and services	$8,062,616	94%	$5,170,844	91%	56%

Professional services and other	536,646	6%	530,528	9%	1%

Total revenue	$8,599,262	100%	$5,701,372	100%	51%